Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,005,885	$ 818,166
Accounts receivable	15,586	6,217
Other	4,725	3,697
Total current assets	1,026,196	828,080
Non-current assets
Mineral stream interests	6,669,707	6,379,580
Early deposit mineral stream interests	47,094	47,094
Mineral royalty interests	40,421	40,421
Long-term equity investments	171,531	98,975
Property, plant and equipment	10,517	8,691
Other	16,919	21,616
Total non-current assets	6,956,189	6,596,377
Total assets	7,982,385	7,424,457
Current liabilities
Accounts payable and accrued liabilities	7,857	13,553
Income taxes payable	112,511	2,127
Current portion of performance share units	18,194	13,562
Current portion of lease liabilities	566	262
Total current liabilities	139,128	29,504
Non-current liabilities
Performance share units	9,515	11,522
Lease liabilities	7,682	4,909
Income taxes payable - non current	94,701	113,505
Deferred income taxes	386	349
Pension liability	5,267	5,289
Total non-current liabilities	117,551	135,574
Total liabilities	256,679	165,078
Shareholders' equity
Issued capital	3,810,111	3,798,108
Reserves	(5,654)	(63,503)
Retained earnings	3,921,249	3,524,774
Total shareholders' equity	7,725,706	7,259,379
Total liabilities and shareholders' equity	$ 7,982,385	$ 7,424,457